Note 4 - Merger - Details of Merger (Details) - Merger Agreement [Member]	Aug. 16, 2023 USD ($)
Cash and cash equivalents	$ 12,705,140
Prepaid and other assets	406,488
Accounts payable and accrued expenses	(1,223,871)
Total net assets assumed	11,887,757
Minus: Transaction costs	(1,548,643)
Total net assets assumed minus transaction costs	$ 10,339,114